STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended					9 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Sep. 20, 2012 Common stock	Aug. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Aug. 31, 2012 Warrants issued to institutional investors Common stock item	May 31, 2012 Minimum	May 31, 2012 Maximum	Jul. 31, 2012 2013 Notes	Feb. 29, 2012 2013 Notes	Sep. 30, 2012 2013 Notes
Stockholder's equity
Number of shares issued in exchange for cancellation									1,784,070	1,868,055	3,652,125
Principal amount of debt cancelled									$ 3,504,150	$ 9,000,000	$ 12,504,150
Accrued and unpaid interest payable on cancellation of debt									20,686	79,024	99,710
Stock issued during period (in shares)			140,712	2,359,932		1,179,966
Purchase price (in dollars per share)				$ 1.4725
Number of institutional investors						1
Gross proceeds from issuance of shares			211,068	3,475,000
Net proceeds from issuance of shares and warrants				3,268,798	68,900,000
Term of warrants (in years)						5 years
Exercise price (in dollars per share)						$ 1.50
Reverse stock split conversion ratio	0.1667						0.5	0.1
Fractional share payout	$ 658	$ 658